Borrowings (Schedule of Share Capital) (Details)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 BRL (R$)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2018 BRL (R$)	Oct. 31, 2018 USD ($)
Disclosure Of Borrowings [Line Items]
Borrowings	$ 784,586,000			$ 437,419,000
Current borrowings	17,689,000			17,281,000
Non-current portion of non-current borrowings	766,897,000			420,138,000
Notes 2024 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	428,737,000			427,812,000
Notes 2027 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	352,113,000
Banco Santander [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	$ 3,736,000	R$ 19,410,000	$ 3,441,000	$ 9,607,000	R$ 77,640,000	$ 20,000,000